Shareholders’ Equity	12 Months Ended
Jun. 30, 2020
Stockholders' Equity Note [Abstract]
Shareholders’ equity

Note 14 – Shareholders’ equity

Increase in Authorized Shares

On November 18, 2020, the Company’s shareholders approved to the authorized share capital of the Company be increased from US$75,000 divided into 75,000,000 ordinary shares of a par value of US$0.001 each to US$200,000 divided into 200,000,000 ordinary shares of a par value of US$0.001 each by the creation of an additional 125,000,000 ordinary shares of a par value of US$0.001 each to rank pari passu in all respects with the existing ordinary shares (the “Share Increase”).

Sale of Ordinary Shares

In July 2018, the Company sold 45,977 ordinary shares at $6.525 per share for total proceeds of $300,000 to certain third-party individuals. The issuances were completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In August 2018, the Company sold 50,000 ordinary shares at $3.00 per share for total proceeds of $150,000 to a third-party individual. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In May 2019, the Company sold 200,000 ordinary shares at $2.50 per share for total proceeds of $500,000 to a third-party individual. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In January 2020, the Company sold 2,000,000 ordinary shares at $1.00 per share for total proceeds of $2.0 million to a third-party. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In March 2020, the Company sold 2,727,274 ordinary shares at $0.55 per share for total proceeds of approximately $1.3 million, net of offering cost of approximately $0.2 million to certain institutional investors. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In May 2020, the Company sold 2,600,000 ordinary shares at $0.55 per share for total proceeds of approximately $1.2 million, net of offering cost of approximately $0.2 million to certain institutional investors. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In July 2020, the Company sold 3,225,000 ordinary shares and warrants to purchase up to 2,096,252 ordinary shares with an exercise price of $1.50 for total proceeds of approximately $3.8 million, net of offering cost of approximately $0.4 million to certain institutional investors. The purchase price for each share and the corresponding warrant is $1.30. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In September 2020, the Company entered into an agreement to sell a Purchaser an aggregate of up to 3,174,603 ordinary shares for gross proceeds of up to approximately $2 million. The shares shall be issued in four separate installments. The first installment of $500,000 worth of shares, or 793,651 shares to be issued at $0.63 per share, was closed on September 9, 2020. The Company also agreed to issue 31,746 Ordinary Shares to the Purchaser as additional consideration for the purchase of the shares on September 9, 2020. The Company received total proceeds of $460,000, net of offering cost of $40,000 for the first installment. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended. As of the date of this report, the Company is not certain that the Purchaser will proceed with the remaining three installments.

In September 2020, the Company sold 13,200,000 ordinary shares and warrants to purchase up to 11,880,000 ordinary shares with an exercise price of $0.55 for total proceeds of approximately $6.0 million, net of offering cost of approximately $0.6 million to certain institutional investors. The purchase price for each share and the corresponding warrant is $0.50. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On February 18, 2021, the Company entered into certain securities purchase agreement (the “SPA”) with certain non-U.S. Persons (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 20,000,000 units. Each unit consists of one restrictive ordinary share of the Company, par value $0.001 per share and a warrant to purchase one share with an initial exercise price of $1.34 per share, at a price of $1.30 per unit, for an aggregate purchase price of $26,000,000 (the “Offering”). The warrants are exercisable immediately upon the date of issuance at an initial exercise price of $1.34 per share, for cash (the “Warrant Shares”). The warrants may also be exercised cashlessly if at any time after the three-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire three years from its date of issuance. The warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions. The net proceeds of the Offering were used to upgrade the Company’s software application, or Color Star APP, with artificial intelligence, augmented reality, and mixed reality technologies.

On March 25, 2021, the Company entered into a Securities Purchase Agreement (the “First Purchase Agreement”) with Wang MinYe (the “First Purchaser”), pursuant to which the Company agreed to sell to the First Purchaser in a private placement 3,000,000 ordinary shares (the “Wang Shares”) of the Company, par value $0.001 per share, at a purchase price of $1.30 per share for an aggregate offering price of $3,900,000 (the “First Private Placement”). The First Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On March 25, 2021, the Company entered into a Securities Purchase Agreement (the “Second Purchase Agreement”) with Lin YiHan (the “Second Purchaser”), pursuant to which the Company agreed to sell to the Second Purchaser in a private placement 3,500,000 ordinary shares (the “Lin Shares”) of the Company, par value $0.001 per share, at a purchase price of $1.30 per share for an aggregate offering price of $4,550,000 (the “Second Private Placement”). The Second Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On March 27, 2021, the Company entered into a Securities Purchase Agreement (the “Third Purchase Agreement”) with Zubair Ahsan (the “Third Purchaser”), pursuant to which the Company agreed to sell to the First Purchaser in a private placement 3,000,000 ordinary shares of the Company, par value $0.001 per share, at a purchase price of $1.30 per share for an aggregate offering price of $3,900,000 (the “Third Private Placement”). The Third Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On March 27, 2021, the Company entered into a Securities Purchase Agreement (the “Fourth Purchase Agreement”) with Ullah Sabar (the “Fourth Purchaser”), pursuant to which the Company agreed to sell to the Second Purchaser in a private placement 3,500,000 ordinary shares of the Company, par value $0.001 per share, at a purchase price of $1.30 per share for an aggregate offering price of $4,550,000 (the “Fourth Private Placement”). The Fourth Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On March 27, 2021, the Company entered into a Securities Purchase Agreement (the “Fifth Purchase Agreement”) with Li Yan (the “Fifth Purchaser”), pursuant to which the Company agreed to sell to the Fifth Purchaser in a private placement 3,500,000 ordinary shares of the Company, par value $0.001 per share, at a purchase price of $1.30 per share for an aggregate offering price of $4,550,000 (the “Fifth Private Placement”). The Fifth Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On March 27, 2021, the Company entered into a Securities Purchase Agreement (the “Sixth Purchase Agreement”) with Ahmed Muhammad Abrar (the “Sixth Purchaser”), pursuant to which the Company agreed to sell to the Sixth Purchaser in a private placement 3,500,000 ordinary shares of the Company, par value $0.001 per share, at a purchase price of $1.30 per share for an aggregate offering price of $4,550,000 (the “Sixth Private Placement”). The Sixth Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

Restricted Stock Grants

Restricted stock grants are measured based on the market price on the grant date. The Company has granted restricted ordinary shares to the members of the board of directors (the “Board”), senior management and consultants.

In March 2019, the Board granted an aggregate of 720,000 restricted ordinary shares, which were issued with a fair value of $1,850,400 to the CFO and former CEO/Vice President of Technology of the Company. These shares will vest over the required service period of three years starting from March 28, 2019. In July 2019, the first batch of 240,000 restricted ordinary shares were issued to them. In June 2020, the second batch of 240,000 restricted ordinary shares were issued to them. The Board approved that 120,000 shares issued to the Company’s former CEO/Vice President of Technology were all vested in October 2020 when the Company’s former CEO/Vice President of Technology left the Company. In March 2021, the final batch of 120,000 restricted ordinary shares were issued to the CFO.

In May 2020, the Board granted 180,000 restricted ordinary shares, which were issued with a fair value of $84,600 to the Company’s former CEO/Vice President of Technology. The Board approved that these shares were all vested in October 2020 when the Company’s former CEO/Vice President of Technology left the Company.

In July 2020, the Board granted an aggregate of 300,000 restricted ordinary shares, which were issued with a fair value of $522,000 to the former CEO/current Chief Artist Offer (“CAO”) of the Company. These shares will vest quarterly over the required service period of one year starting from July 17, 2020 to July 16, 2021.

In June 2021, the Board granted an aggregate of 400,000 restricted ordinary shares, which were issued with a fair value of $448,000 to the current CEO and the former CEO/current Chief Artist Offer of the Company. These shares will vest quarterly over the required service period of one year starting from June 16, 2021 to June 15, 2022.

For the years ended June 30, 2021, 2020 and 2019, the Company recognized $1.1 million, $0.6 million and $1.3 compensation expense related to restricted stock grants, respectively.

Following is a summary of the restricted stock grants:

Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of July 1, 2018	-	$-	$-
Granted	720,000	$2.57	-
Vested	(60,000)	$2.57	-
Unvested as of June 30, 2019	660,000	$2.57	-
Granted	180,000	0.47	-
Vested	(285,000)	$2.24	-
Unvested as of June 30, 2020	555,000	$2.06	$471,750
Forfeited	(120,000)	$2.57	-
Granted	700,000	$1.39	-
Vested	(649,167)	$1.87	-
Unvested as of June 30, 2021	485,833	$1.40	-

Ordinary Shares Issued for Compensation

In April 2019, the Board granted an aggregate of 550,000 ordinary shares, which were issued with a fair value of $1,320,000, determined using the closing price of $2.40 on May 28, 2018, to three employees under the 2018 Plan. These shares vested immediately upon grant.

In December 2020, the Board granted an aggregate of 1,590,000 ordinary shares, which were issued with a fair value of $1,128,900, determined using the closing price of $0.71 on December 24, 2020, to thirteen employees under the 2019 Plan. These shares vested immediately upon grant.

In January 2021, the Board granted an aggregate of 2,160,000 ordinary shares, which were issued with a fair value of $1,836,000, determined using the closing price of $0.85 on January 28, 2021, to thirteen employees under the 2019 Plan. These shares vested immediately upon grant.

In March 2021, the Board granted an aggregate of 1,380,000 ordinary shares, which were issued with a fair value of $1,131,600, determined using the closing price of $0.82 on March 16, 2021, to nine employees under the 2019 Plan. These shares vested immediately upon grant.

For the years ended June 30, 2021, 2020 and 2019, the Company recorded approximately $4.1 million, $1.3 million and $0 stock compensation expense related to ordinary shares grants, respectively.

Ordinary Shares Issued for Services

In May 2019, the Board granted an aggregate of 600,000 ordinary shares with a fair value of $1,758,000, determined using the closing price of $2.93 on May 8, 2019, to three service providers. The value of these shares is being amortized over the service period of one year starting from May 15, 2019.

In July 2019, the Board granted an aggregate of 400,000 ordinary shares with a fair value of $1,400,000, determined using the closing price of $3.5 on July 19, 2019, to two service providers. The value of these shares is being amortized over the service period of one year starting from July 1, 2019.

In October 2020, the Board granted an aggregate of 700,000 ordinary shares with a fair value of $441,000, determined using the closing price of $0.63 on October 15, 2020, to two service providers. The value of these shares is being amortized over the service from October 15, 2020 to February 10, 2021.

For the years ended June 30, 2021, 2020 and 2019, the Company amortized approximately $0.5 million, $2.8 million and $3.3 million, respectively.

Ordinary Shares Issued for Debt Repayment

In January 2020, Hou Sing entered into certain loan assignment agreements with Ms. Na Wang and Ms. Wei Zhang, employees of the Company who previously loaned money to Xin Ao in the aggregate amount of RMB29,429,627 (approximately $4.3 million) and delivered the full payment to the two employees. In March 2020, the Company issued an aggregate of 2,769,105 ordinary shares of the Company to Hou Sing.

In January 2020, the Board approved the conversion of debt in the aggregate amount of $976,255 that Xin Ao owed to Mr. Xianfu Han, the former Chief Executive Officer of the Company, Ms. Weili He, the former Chief Financial Officer of the Company, and Ms. Wei Zhang, an employee of the Company, at a per share conversion price of $1.54. In March 2020, the Company issued an aggregate of 633,932 ordinary shares of the Company to Mr. Xianfu Han, Ms. Weili He and Ms. Wei Zhang.

In April 2020, the Company issued 276,290 ordinary shares to Hou Sing, the Company’s shareholder, to repay the debt owed to him.

Ordinary Shares Issued for Acquisitions

In February 2020, the Company issued 1,989,262 ordinary shares to the shareholders of Sunway Kids and the ordinary shares issued valued using the closing price of the Company’s ordinary shares on February 14, 2020 at $0.95 per share. See Note 3 – Business Combinations.

In June 2020, the Company issued 4,633,333 ordinary shares of the shareholders of Color China and the ordinary shares issued valued using the closing price of the Company’s ordinary shares on June 3, 2020 at $0.4238 per share. See Note 3 – Business Combinations.

In August 2020, the Company issued 6,060,318 ordinary shares to a third party to purchase certain machinery and equipment for stage performance and the ordinary shares were valued using the closing price of the Company’s ordinary shares on August 20, 2020 at $0.63 per share.

In February 2021, the Company issued 1,814,818 ordinary shares to a third party to purchase certain copyrights for the use in the Company’s Color World platform and the ordinary shares were valued using the closing price of the Company’s ordinary shares on January 29, 2021, last trading day prior to the acquisition at $0.85 per share.

Conversion of Warrants into Ordinary Shares

During the year ended June 30, 2021, the Company’s warrants holders converted a total of 13,657,274 warrants into a total of 13,657,274 ordinary shares at a weighted exercise price of $0.38 per share for gross proceeds of approximately $5.2 million.

Warrants

In a connection with the direct offering in March 2020 with the sales of 2,727,274 ordinary shares, the Company also sold warrants (“Direct Offering Warrants”) to purchase an aggregate of up to an aggregate of 2,727,274 ordinary shares to certain institutional investors on April 2, 2020. The warrants are exercisable immediately, at an exercise price of $0.55 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $916,334, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $0.41, risk free rate of 0.43%; expected term of 5.5 years; exercise price of the warrants of $0.55, volatility of 120%; and expected future dividends of 0%. In June 2020, the exercise price of the warrants was amended and changed to $0.04 per Ordinary Share as a result of the May 13, 2020 direct offering.

In a connection with the private placement in May 2020 for the sale of 2,600,000 ordinary shares, the Company also sold warrants (“Direct Offering Warrants”) to purchase an aggregate of up to an aggregate of 2,600,000 ordinary shares to certain institutional investors on May 11, 2020. The warrants are exercisable immediately, at an exercise price of $0.55 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $860,826, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $0.40, risk free rate of 0.36%; expected term of 5.5 years; exercise price of the warrants of $0.55, volatility of 123%; and expected future dividends of 0%. In August 2020, the exercise price of the warrants was amended and changed to $0.185 per Ordinary Share as a result of the July 20, 2020 direct offering.

In a connection with the private placement in July 2020 for the sale of 3,225,000 ordinary shares, the Company also sold warrants (“Direct Offering Warrants”) to purchase an aggregate of up to an aggregate of 2,096,252 ordinary shares to certain institutional investors on July 20, 2020. The warrants are exercisable immediately, at an exercise price of $1.50 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $2,901,119, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $1.59, risk free rate of 0.34%; expected term of 5.5 years; exercise price of the warrants of $1.50, volatility of 128%; and expected future dividends of 0%.

In a connection with the private placement in September 2020 for the sale of 13,200,000 ordinary shares, the Company also sold warrants (“Direct Offering Warrants”) to purchase an aggregate of up to an aggregate of 11,880,000 ordinary shares to certain institutional investors on September 15, 2020. The warrants are exercisable immediately, at an exercise price of $0.55 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $8,403,557, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $0.79, risk free rate of 0.32%; expected term of 5.5 years; exercise price of the warrants of $0.55, volatility of 130%; and expected future dividends of 0%.

On February 18, 2021, the Company entered into certain securities purchase agreement (the “SPA”) with certain non-U.S. Persons (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 20,000,000 units. Each unit consists of one restrictive ordinary share of the Company and a warrant (“SPA Warrants”) to purchase one share with an initial exercise price of $1.34 per share. The SPA Warrants are exercisable immediately upon the date of issuance at an initial exercise price of $1.34 per Share, for cash (the “Warrant Shares”). The SPA Warrants may also be exercised cashlessly if at any time after the three-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The SPA Warrants shall expire three years from its date of issuance. The SPA Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions. The SPA Warrants are exercisable immediately, at an exercise price of $1.34 per Ordinary Share and expire 3.0 years from the date of issuance. The fair value of this SPA Warrants was $15,898,047, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $1.06, risk free rate of 0.21%; expected term of 3.0 years; exercise price of the warrants of $1.34, volatility of 141%; and expected future dividends of 0%.

The summary of warrant activity is as follows:

	Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life
June 30, 2019	-	$-	-
Granted	5,327,274	$0.55	5.50
Forfeited	-	$-	-
Exercised	-	$-	-
June 30, 2020	5,327,274	$0.29	5.31
Granted	33,976,252	$1.07	3.48
Forfeited	-	$-	-
Exercised	(13,657,274)	$0.38	-
June 30, 2021	25,646,252	$1.24	3.08